EQUITY-BASED COMPENSATION - 2021 LTIP - RSU's (Details) - 2021 LTIP Plan - Restricted interests shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number
Beginning balance (in shares) | shares	0
Granted | shares	8,493
Vested | shares	(77)
Forfeited | shares	5
Ending balance (in dollars per share) | shares	8,411
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted | $ / shares	7.32
Vested | $ / shares	7.48
Forfeited | $ / shares	7.44
Ending balance (in dollars per share) | $ / shares	$ 7.32